INVESTMENT	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
INVESTMENT
11.	INVESTMENT

	As of December 31,
	2015	2016
	US$	US$

Cost investment:
Investment in Cold Chain Link Global (Shanghai) Logistic Co., Ltd. (“CCLG”)	-	720,150
Less: accumulated impairment	-	-
	-	720,150

In May 2016, the VIE completed its acquisition of 10% equity interest in CCLG. The Board of Directors of CCLG shall consist of three directors, whereby the VIE may appoint one director. As the Group’s investment contains a substantive liquidation preference, the investment in CCLG is not considered in-substance common stock, and the Company has accounted for the investment as a cost method investment carried at cost.

As of December 31, 2016, the Group has paid RMB5 million (US$0.72 million, equivalently) to CCLG and there were no indicators of impairment noted associated with the investment.